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Barristers & Solicitors

Reference:  4340 - 030 - SEC filings

Via EDGAR and Delivered

March 15, 2005

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington , D.C.
U.S.A. , 20549-0405

Attention:          Mr. John Reynolds, Assistant Director
                        Office of Emerging Growth Companies

Dear Mr. Reynolds:

Re:

Fortune Partners, Inc. (the “Company”)

File No. 333-120951

FILING OF AMENDED FORM SB-2 IN ACCORDANCE WITH

SEC SECOND COMMENT LETTER DATED MARCH 9, 2005

We are counsel for the above-referenced Company and are pleased to advise that the Company has now amended its Registration Statement on Form SB-2 (the “Registration Statement” or “prospectus” as the context so requires) in accordance with the comments of the reviewing staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) as set forth in the SEC’s second comment letter dated March 9, 2005 (the “SEC Letter”).

On behalf of the Company we are now pleased to enclose a copy of Amendment No. 2 to the Registration Statement of the Company in this matter (including two further courtesy copies for the Staff’s ease of review) together with a complete comparative copy of the same (including two further courtesy copies) which, we confirm on behalf of the Company, necessarily indicates each of the revisions which have now been made to the enclosed Registration Statement since the Company’s most recent filing in this instance on February 7, 2005.  We confirm that the enclosed Registration Statement is a copy of the filing submitted electronically pursuant to Regulation S-T on this day.

The following, we confirm, are responses addressing the comments in the SEC Letter.  We also confirm that the comments in the SEC letter are sequentially numbered and that the answers set forth hereinbelow refer to each of the comments by number and by citing the location of each response thereto in the enclosed Registration Statement where applicable.  We also confirm that the page numbers referenced in this response letter relate to the information set forth in the hard copy version of the enclosed Registration Statement marked to show changes to the Registration Statement as delivered by courtesy copy and may not directly correspond to the unmarked or Edgar versions thereof.

            As a preliminary statement we thank both you and the Staff very much for the opportunity of working with you in connection with the Company’s Registration Statement filing.

General

1.         The Staff’s comments have been noted and we confirm that the Company’s Registration Statement has now been revised in each of the prospectus and business sections in order to provide for, we trust, clearer disclosure in this regard.  In particular we confirm that the prospectus summary section of the Registration Statement now provides as follows:

“We are an exploration stage company engaged in the acquisition and exploration of mineral properties.  Our management began to evaluate the area of Stewart , British Columbia , Canada , currently encompassing our mineral claims, in September of 2004 as the result of an increase in gold and silver prices.  Shortly thereafter we incorporated our company and in October of 2004 we purchased our mineral claims from Teuton Resources Corp. for US $10,000.  Under British Columbia mining legislation a foreign corporation cannot be the registered holder of a British Columbia mining claim.  Correspondingly, and to avoid the costs of creating a British Columbia wholly-owned subsidiary for the sole purpose of holding the registered title to our mineral claims, we decided to register our mineral claims in the name of our Chief Executive Officer, Paul D. Brock, and, as a result, Teuton Resources Corp. transferred the registered title to our mineral claims directly to Mr. Brock.  By Declaration of Trust dated November 29, 2004 Mr. Brock declared that he holds a 100% undivided and legal, beneficial and registered in and to the mineral claims for us and that he will deliver registered title to our mineral claims to us upon our demand.  As a consequence Mr. Brock did not pay for the mineral claims and his interest in the claims is fiduciary in nature as he holds the claims in trust for us.”;

and that this level of disclosure is now consistent throughout the Registration Statement.  In addition, and as recently discussed (Mr. Kluck/Mr. Deutsch), we respectfully reaffirm and submit that the ability and efficacy of a director of a company holding a registered interest in and to resource property interest in British Columbia or elsewhere on behalf of (or in trust for) such company is previously known to the SEC.  In particular we take this opportunity, on behalf of the Company, to ask the SEC to review the following companies’ filings and level of disclosure in connection with the same: Peloton Resources (reviewers William Bennett and David Link); Adera Mines (reviewers Janice McGuirk and Roger Baer); Triton Resources (reviewers William Friar and David Lyon); Yukon Resources (reviewers Brigitte Lippmann and George Schuler); and Sheer Ventures (reviewers unknown); so as to perhaps provide the SEC with further comfort in this respect.

Risk Factors

2.         The Staff’s comments have been noted and we confirm that the following risk factor has now been added early on in this risk factor section:

“Because our management lacks technical training and experience with exploring for, starting and/or operating a mine, there is a higher risk our business will fail.

Our management lacks technical training and experience with exploring for, starting and/or operating a mine.  With no direct training or experience in these areas, our management may not be fully aware of many of the specific requirements related to working within this industry.  Their decisions and choices may not take into account standard engineering or managerial approaches which mineral exploration companies commonly use.  Consequently, our operations, earnings and ultimate financial success could suffer irreparable harm due to management’s lack of experience in the industry.”.

3.         The Staff’s comments have been noted and we confirm that original risk factor 10 has now been removed in its entirety as the same does not really apply to the Company’s present stage of development.  In addition, we confirm that each of the sub-heading and the narrative of original risk factor three has now been amended so as to, respectively, avoid a generic conclusion and include better particulars of how the Company’s business would be affected.

4.         The Staff’s comments have been noted and we confirm that the sub-headings of original risk factors 12, 15 and 20 have now been amended so as to more particularly refer to the same risk as discussed in their respective narratives.  In addition, we confirm that original risk factor 13 has now been combined and substantially reduced with original risk factor 18 and that original risk factor 17 have now been removed in its entirety as being too generic and immaterial to the Company’s present stage of development.

5.         The Staff’s comments have been noted and we confirm that the sub-headings of original risk factors 16, 20 and 25 have now been amended so as to more particularly disclose the consequences to the investor or to the Company should the risk materialize.  In addition, we confirm that original risk factor 22 has now been removed in its entirety as being too generic and immaterial to the Company’s present stage of development.

6.         The Staff’s comments have been noted and we confirm, as set forth in part above, that original risk factor 13 has now been combined and substantially reduced with original risk factor 18 so as to, we trust, remove certain repetitive risk factors and to attempt to limit the disclosure to the actual risk involved.  In addition, we confirm that a small portion of original risk factor 18 has now relocated as the final paragraph under the section titled “Compliance with Government Regulation” on page 37 of the Registration Statement.

7.         The Staff’s comment has been noted and we confirm, as set forth in part above, that original risk factor 10 has now been removed in its entirety as the same does not really apply to the Company’s present stage of development.

8.         The Staff’s comment has been noted and we confirm that the following sentence has now been added to the end of the final paragraph under the section titled “Plan of Distribution” on page 22 of the Registration Statement:

“…  At present we do not intend to become a reporting issuer in B.C. and, accordingly, B.C. resident shareholders who wish to make a public sale of shares through the OTC Bulletin Board or on any market or securities exchange in the U.S. will be limited to the resale limitations set forth in B.C. Instrument 72-502.”.

Determination of Offering Price

9.         The Staff’s comment has been noted and we confirm that the disclosure under the section titled “Determination of Offering Price” on page 15 of the Registration Statement has now been substantially amended to comply with Item 505 of Regulation S-B as follows:

“Our shares of common stock are not currently traded on any market or securities exchange.  The price at which our selling shareholders will sell their shares of our common stock prior to our shares being listed on the OTC Bulletin Board is $0.02, which is the cost to the selling shareholders of their shares and represents management’s best estimate of the value at this time.  Once our shares are listed on the OTC Bulletin Board then our selling shareholders will sell their shares at the prevailing market price or privately negotiated prices.”.

Plan of Distribution

10.       The Staff’s comment has been noted and we confirm that the Company has now disclosed that it does not presently intend to become a reporting issuer in British Columbia .

Directors, Executive Officers, Promoters and Control Persons

11.       The Staff’s comment has been noted and we confirm that the Company has now described the business of each of the companies disclosed for each of its directors and officers under this section on pages 24 to 26 of the Registration Statement.

Security Ownership of Certain Beneficial Owners and Management

12.       The Staff’s comments have been noted and we confirm that the subject shareholders are father, son and daughter, are now appropriately disclosed with their own residential addresses (the original address was the residence only for the father) and that each such shareholder, as now disclosed in footnote 3, has sole voting and dispositve power over their own shares of common stock.  Correspondingly, we respectfully submit, on behalf of the Company, that none of the subject shareholders are principal shareholders of the Company.

Description of Business

13.       The Staff’s comments have been noted and we respectfully submit that the Staff’s comments may have already been adequately addressed in response 1. above as confirmed by the following level of disclosure:

“…  Shortly thereafter we incorporated our company and in October of 2004 we purchased our mineral claims from Teuton Resources Corp. for US $10,000.  Under British Columbia mining legislation a foreign corporation cannot be the registered holder of a British Columbia mining claim.  Correspondingly, and to avoid the costs of creating a British Columbia wholly-owned subsidiary for the sole purpose of holding the registered title to our mineral claims, we decided to register our mineral claims in the name of our Chief Executive Officer, Paul D. Brock, and, as a result, Teuton Resources Corp. transferred the registered title to our mineral claims directly to Mr. Brock.  By Declaration of Trust dated November 29, 2004 Mr. Brock declared that he holds a 100% undivided and legal, beneficial and registered in and to the mineral claims for us and that he will deliver registered title to our mineral claims to us upon our demand.  As a consequence Mr. Brock did not pay for the mineral claims and his interest in the claims is fiduciary in nature as he holds the claims in trust for us.”.

            In this regard we confirm that the Company has thereby explained all of the rights of the Company and Mr. Brock under the Declaration of Trust and including, without limitation, the provision that he will deliver registered title to the minerals claims to the Company upon demand.

In addition, we confirm, as now set forth in paragraph (d) on page 46 of the Registration Statement that, “… as a result Teuton Resources Corp. transferred the registered title to our mineral claims directly to Mr. Brock by way of Bill of Sale for nominal consideration” (the Bill of Sale price of $1.00 being, the Company confirms, relatively standard practice when transferring a resource property to a person to be held in trust for a non-Canadian company).

Furthermore, we confirm that the Company has now expanded upon original risk factor three in order, we trust, to better explain the potential risk and consequences to the Company of its CEO determining to breach the Declaration of Trust and provide registered title to anyone other than the Company as follows:

“Our Chief Executive Officer is the registered holder of our mineral claims and he could transfer title to a third party without our knowledge which would deprive us of the development of our mineral claims upon which our business plan is based.

Under British Columbia mining legislation a foreign corporation cannot be the registered holder of a British Columbia mining claim.  To avoid the costs of creating a British Columbia wholly-owned subsidiary for the sole purpose of holding the registered title to our mineral claims, we decided to register our mineral claims in the name of our Chief Executive Officer, Paul D. Brock.  By Declaration of Trust dated November 29, 2004 Mr. Brock declared that he holds a 100% undivided and legal, beneficial and registered in and to the mineral claims for us and that he will deliver registered title to our mineral claims to us upon our demand.  However, in the interim our CEO could convey registered title to our mineral claims to a third party without our knowledge who would then hold superior registered title to our mineral claims.  If this occurs we may lose our only asset and we will not be able to execute our business plan.  Our only remedy may then be to seek damages from our CEO for breach of fiduciary duty and be compensated with monetary damages.”.

Recording of the Mineral Claims

14.       The Staff’s comments have been noted and we confirm that the Company has now disclosed that it intends to timely make this filing so as to avoid re-staking (which has now been expanded upon) as follows in the final paragraph under this section on page 33 of the Registration Statement:

“We must complete work expenditures on the mineral claims and file confirmation of work with the applicable mining recording office of the Province of British Columbia .  Currently, exploration work with a minimum value of CAD $7,200 (US $6,000) is required before July 9, 2005, and we intend to complete this minimum exploration work in a timely manner.  If we fail to file CAD $7,200 of work expenditures with the Province of British Columbia, title to the mineral claims will lapse and, in order to continue with our current business plans, we will have to re-acquire the mineral claims through re-staking and re-filing (with the mineral claim coordinates) which will then still require us to complete the minimum exploration work in a timely manner.”.

Location and Access

15.       The Staff’s comments have been noted and we confirm that the Company has now disclosed that “…  At present the simplest, mostly timely, most economical and safest access to our mineral claims is gained utilizing helicopter stations in Stewart.  A summer gravel road also leads from Stewart to the Tide Lake Flats airstrip (approximately 15 kilometers south-southwest of Knipple Lake ).  If necessary, this road could easily be extended from the airstrip along the east bank of Bowser River to Knipple Lake .  In 1988 a constructed winter road cut through the claim area leading from Cassiar-Stewart highway, east of Bowser Lake , to the Brucejack mineral deposits, north of Knipple Lake .  This road has been abandoned and the condition of this road is unknown.  Once on the property all workings and trenches are easily accessible by foot.”; and we respectfully submit, on behalf of the Company, that the foregoing is all that is available to be said about access at this time.

History and Previous Work

16.       The Staff’s comment has been noted and we confirm that the subject phrase has now been deleted as being immaterial to the Company’s minerals claims and the Company’s present stage of development.

Plan of Operations

17.       The Staff’s comment has been noted and we confirm that the approximate time frames in the first milestone have now been updated.

18.       The Staff’s comment has been noted and we confirm that it is now disclosed that the second milestone “… is not contingent on the completion of (our) second milestone”.

19.       The Staff’s comments have been noted and we confirm that the subject statements have now be reconciled in the second paragraph under this section on page 40 of the Registration Statement as follows:

“As at March 15, 2005, we had cash reserves of $40,189 which we estimate will sustain our minimum operations for approximately twelve months, however, and without additional financing, our present cash reserves will not allow us to complete phase two of stage one of our planned exploration program should the results of phase one warrant the same.”.

20.       The Staff’s comments have been noted and we confirm that the following disclosure has now been added as the fourth paragraph under this section on page 40 of the Registration Statement in order to include such time frame and general plan of implementation of phase two as follows:

“Subject to additional financing and the successful completion of stage two of phase one, we anticipate that phase two will consist of diamond drilling to evaluate any mineralized zones for the presence of a large tonnage lower grade deposit and/or a smaller high-grade silver deposit.  Phase two, as detailed below, is expected to take approximately two months to complete and it is planned for the summer of 2006. A budget of US $166,667 (CAD$200,000) is estimated for phase two.”.

21.       The Staff’s comment has been noted and, as before, we confirm that the following disclosure has now been added as the final paragraph under this section on page 41 of the Registration Statement in order to include such renewal costs as follows:

We must complete work expenditures on the mineral claims and file confirmation of work with the applicable mining recording office in British Columbia .  Currently, exploration work with a minimum value of CAD $7,200 (US $6,000) is required before July 9, 2005, and we intend to complete this minimum exploration work in a timely manner to renew the mineral claims for an additional year.”.

Description of Property

22.       The Staff’s comments have been noted and we confirm that the Company has now attempted to limit the disclosure found under this section to information from its Geological Report related only and directly to its mineral claims.

23.       The Staff’s comments have been noted and we confirm that the Company has now attempted to remove the redundant portions of its recommended work program disclosures from the section titled “Conclusions and Recommendations” on page 36 of the Registration Statement and consolidated and included certain statements from the same on page 44 of the Registration Statement under this section.

24.       The Staff’s comments have been noted and we confirm that the following disclosure has now been added as the second paragraph under this section on page 42 of the Registration Statement to, we trust, provide greater information about the Company’s sources of information respecting its mineral claims:

“The following information has been excerpted from a geological report respecting our mineral claims which was prepared for us by E.R. Kruchkowski, B.Sc., P.Geo.; the historical basis for which is detailed in the report and which is comprised of historical information which has been compiled by and is in the possession of Mr. Kruchkowski and is not contained in any public records.”.

Certain Relationships and Related Transactions

25.       The Staff’s comments have been noted and we respectfully submit that the Staff’s comments may have already been adequately addressed in responses 1. and 13. above.  In this respect we reaffirm that the Company has now amended paragraph (d) under this section to, perhaps, more accurately disclose the relationship between the Company and Mr. Brock under the Bill of Sale and Declaration of Trust as follows:

“(d)      With regard to the mineral claims, the company acquired the claims in October of 2004 from Teuton Resources Corp. for US $10,000.  To avoid the costs of creating a British Columbia wholly-owned subsidiary for the sole purpose of holding the registered title to our mineral claims, we decided to register our mineral claims in the name of our Chief Executive Officer, Paul D. Brock, and, as a result, Teuton Resources Corp. transferred the registered title to our mineral claims directly to Mr. Brock by way of Bill of Sale for nominal consideration.  By Declaration of Trust Mr. Brock declared that he holds a 100% undivided and legal, beneficial and registered in and to the mineral claims for us and that he will deliver registered title to our mineral claims to us upon our demand.  As a consequence Mr. Brock did not pay for the mineral claims and his interest in the claims is fiduciary in nature as he holds the claims in trust for us.”.

Executive Compensation

26.       The Staff’s comment has been noted and we confirm that the Company has now disclosed that “… we do not presently intend to compensate any of our officers during the current fiscal period” in the first paragraph under the table found on page 48 of the Registration Statement.

Financial Statements

General

Consent

27.       The Staff’s comment has been noted, however, we respectfully suggest that the auditors’ consent which is referred to was from the Company’s initial Registration Statement filing.  Correspondingly, we trust that the auditors’ consent letter which is provided with this Registration Statement is now appropriate in the circumstances.

Part II Exhibits

28.       The Staff’s comment has been noted and we confirm that an executed copy of the Company’s Bill of Sale, exhibit 10.1, now accompanies this filing on EDGAR.

Signatures

29.       The Staff’s comment has been noted and we confirm that the Company’s Principal Accounting Officer and Principal Financial Officer (Mr. Prest) has now signed the Registration Statement in those capacities.

We trust that each of the foregoing and the attached and enclosed amendments to the Company’s Registration Statement filing are clear and satisfactory for this point in time and, in addition, will satisfy the comments of Staff as contained in the SEC letter.  However, should the SEC have any further questions or comments respecting any of the same, or should the SEC require any further information or documentation respecting the Company in this regard, please do not hesitate to immediately contact the writer at any time.

On behalf of the Company we sincerely thank and appreciate the SEC’s prompt attention to and ongoing cooperation in this matter, and we now welcome our receipt from the SEC of any final questions or comments which the SEC may have in this matter and at the SEC’s earliest convenience hereafter.  In the interim we remain, always,

Yours very truly,

Devlin Jensen
Per

            “Thomas J. Deutsch”

            THOMAS J. DEUTSCH

Attachments via EDGAR and Enclosures

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